Income Taxes - Schedule of Deferred Income Tax Asset (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax loss carried forward	$ 437,960	$ 395,697
Deferred tax assets	118,244	106,838
Valuation allowance	(118,244)	(106,838)
Deferred taxes recognized